CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Issuance of common units of ONEOK Partners
Shareholders' equity, beginning balance at Dec. 31, 2010	$ 3,920,841	$ 2,456	$ 1,391,443	$ (108,802)	$ 1,826,800	$ (663,274)	$ 1,472,218
Common stock issued, beginning balance (in shares) at Dec. 31, 2010		245,631,272
Net income	759,744	0	0	0	360,594	0	399,150
Other comprehensive income (loss)	(130,153)	0	0	(97,319)	0	0	(32,834)
Repurchase of common stock	(300,108)	0	0	0	0	(300,108)	0
Common stock issued (in shares)		178,576
Common stock issued	53,803	2	25,742	0	0	28,059	0
Common stock dividends - $1.08, $1.27, and $1.48 per share	(227,020)	0	0	0	(227,020)	0	0
Distributions to noncontrolling interests	(277,375)	0	0	0	0	0	(277,375)
Shareholders' equity, ending balance at Dec. 31, 2011	3,799,732	2,458	1,417,185	(206,121)	1,960,374	(935,323)	1,561,159
Common stock issued, ending balance (in shares) at Dec. 31, 2011		245,809,848
Net income	743,530	0	0	0	360,619	0	382,911
Other comprehensive income (loss)	(37,687)	0	0	(10,677)	0	0	(27,010)
Repurchase of common stock	(150,000)	0	0	0	0	(150,000)	0
Common stock issued (in shares)		1,332
Common stock issued	22,146	0	(23,404)	0	0	45,550	0
Common stock dividends - $1.08, $1.27, and $1.48 per share	(261,969)	0	0	0	(261,969)	0	0
Issuance of common units of ONEOK Partners	459,587	0	(51,100)	0	0	0	510,687
Distributions to noncontrolling interests	(324,906)	0	0	0	0	0	(324,906)
Other	(17,983)	0	(17,983)	0	0	0	0
Shareholders' equity, ending balance at Dec. 31, 2012	4,232,450	2,458	1,324,698	(216,798)	2,059,024	(1,039,773)	2,102,841
Common stock issued, ending balance (in shares) at Dec. 31, 2012		245,811,180
Net income	576,961	0	0	0	266,533	0	310,428
Other comprehensive income (loss)	116,484	0	0	94,811	0	0	21,673
Common stock issued (in shares)		0
Common stock issued	26,189	0	(16,549)	0	0	42,738	0
Common stock dividends - $1.08, $1.27, and $1.48 per share	(304,742)	0	0	0	(304,742)	0	0
Issuance of common units of ONEOK Partners	533,824	0	87,295	0	0	0	446,529
Distributions to noncontrolling interests	(374,142)	0	0	0	0	0	(374,142)
Other	38,156	0	38,156	0	0	0	0
Shareholders' equity, ending balance at Dec. 31, 2013	$ 4,845,180	$ 2,458	$ 1,433,600	$ (121,987)	$ 2,020,815	$ (997,035)	$ 2,507,329
Common stock issued, ending balance (in shares) at Dec. 31, 2013		245,811,180